Transactions with Non-Controlling Interest - Schedule of Changes in Interests (Details)	Dec. 31, 2023 USD ($)
POLYDICE [Member]
Schedule of Changes in Interests [Line Items]
Carrying amount of non-controlling interest acquired	$ 598,647
Consideration paid to non-controlling interest	1,722,595
Other equity (such as translation differences)	28,683
Capital surplus
From difference between consideration paid and the carrying amount of subsidiaries’ net assets.	1,095,265
AD2 [Member]
Schedule of Changes in Interests [Line Items]
Carrying amount of non-controlling interest acquired	400,717
Consideration paid to non-controlling interest	4,204,907
Other equity (such as translation differences)	(20,258)
Capital surplus
From difference between consideration paid and the carrying amount of subsidiaries’ net assets.	$ 3,824,448